Taxation	12 Months Ended
Dec. 31, 2019
Taxation
Taxation

(28)    Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gripdan Invest, S.L., Aigües Minerals de Vilajuiga, S.A. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc., Talecris Plasma Resources, Inc and Goetech, LLC.. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 22.6% of taxable income, which may be reduced by certain deductions.

Grifols assesses the effect of uncertain tax treatments and recognizes the effect of the uncertainty on taxable earnings. At 31 of December 2019, the potential obligations deriving from tax claims are properly covered. There are no lawsuits or uncertain tax treatments that are individually material.

(a)Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017

Profit before income tax from continuing operations	817,103	725,842	695,722

Tax at 25%	204,276	181,461	173,931
Permanent differences	6,104	(2,000)	17,163
Effect of different tax rates	(22,564)	(29,543)	40,981
Tax credits (deductions)	(12,702)	(18,226)	(16,092)
Impact related to the US tax legistation modifications	—	—	(171,169)
Prior year income tax expense	(3,722)	381	(8,614)
Other income tax expenses/(income)	(2,933)	(637)	(1,792)
Total income tax expense	168,459	131,436	34,408

Deferred tax	58,275	(21,189)	(149,444)
Current tax	110,184	152,625	183,852
Total income tax expense	168,459	131,436	34,408

The effect of the different tax rates is basically due to a change of country mix in profits

On 22 December 2017, a tax reform was approved in the United States that took effect on 1 January 2018. The Group carried out an exercise to identify changes in the tax reform affecting its subsidiaries in the USA and an assessment of the impact that these changes had on the manner in which the deferred taxes will revert as of 31 December 2017. In the analysis performed, the main impact came from the change in tax rates to be applied to deferred taxes as of 31 December 2017, which fell from a rate of 35% to 21% for fiscal years beginning on or after 1 January 2018. The impact recorded in the "income tax expense" caption amounted to Euros 171 million in 2017.

(b)Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Thousands of Euros
	Tax effect
	31/12/2019	31/12/2018	31/12/2017

Assets
Provisions	6,228	7,936	4,564
Inventories	51,838	41,029	35,619
Tax credits (deductions)	61,476	57,357	49,467
Tax loss carryforwards	36,066	32,769	6,179
Other	6,531	8,611	7,513
Subtotal, assets	162,139	147,702	103,342
Goodwill	(27,721)	(24,691)	(22,346)
Fixed assets, amortisation and depreciation	(2,821)	(3,922)	(7,780)
Intangible assets	(8,573)	(6,550)	(7,059)
Subtotal, net liabilities	(39,115)	(35,163)	(37,185)
Deferred assets, net	123,024	112,539	66,157

Liabilities
Goodwill	(194,964)	(150,644)	(105,963)
Intangible assets	(214,993)	(220,752)	(201,921)
Fixed assets	(88,498)	(99,819)	(95,029)
Debt cancellation costs	(65,967)	(42,319)	(70,503)
Inventories	—	—	—
Subtotal, liabilities	(564,422)	(513,534)	(473,416)
Tax loss carryforwards	24,734	20,833	15,384
Inventories	2,408	5,644	5,063
Provisions	39,366	53,290	47,404
Other	34,087	29,369	16,653
Subtotal, net assets	100,595	109,135	84,504
Net deferred Liabilities	(463,827)	(404,398)	(388,912)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2019	31/12/2018	31/12/2017
Balance at 1 January	(291,859)	(322,755)	(533,427)
Movements during the year	(58,275)	21,189	149,444
Movements in equity during the year	—	—	—
Business combination (note 3)	—	21,328	16,736
Translation differences	9,331	(11,621)	44,492
Balance at 31 December	(340,803)	(291,859)	(322,755)

The detail of deferred tax assets and liabilities by jurisdiction at 31 December 2019 is as follow:

	USA	Spain	Other	Total
	31/12/2019	31/12/2019	31/12/2019	31/12/2019

Net deferred tax	(392,040)	(35,117)	(35,921)	(463,078)
Tax credit rigths	54,340	5,162	1,297	60,799
Tax loss carryforwards	—	61,476	—	61,476

	(337,700)	31,521	(34,624)	(340,803)

The detail of deferred tax assets and liabilities by jurisdiction at 31 December 2018 is as follow:

	USA	Spain	Other	Total
	31/12/2018	31/12/2018	31/12/2018	31/12/2018

Net deferred tax	(353,116)	(34,441)	(15,260)	(402,817)
Tax credit rigths	46,722	5,669	1,210	53,601
Tax loss carryforwards	—	57,357	—	57,357

	(306,394)	28,585	(14,050)	(291,859)

The detail of deferred tax assets and liabilities by jurisdiction at 31 December 2017 is as follow:

	USA	Spain	Other	Total
	31/12/2017	31/12/2017	31/12/2017	31/12/2017

Net deferred tax	(325,550)	(32,396)	(35,840)	(393,786)
Tax credit rigths	15,385	5,759	420	21,564
Tax loss carryforwards	—	49,467	—	49,467

	(310,165)	22,830	(35,420)	(322,755)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2019, 2018 and 2017 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 26,840 thousand at 31 December 2019 (Euros 27,097 thousand at 31 December 2018).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years.

Tax credits derived from the US companies are available for 20 years from their date of origin whilst tax credits from Spanish companies registered in the Basque Country are available for 15 and other remaining Spanish companies have no maturity date.

The Group has not recognized as deferred tax assets the tax effect of the unused tax loss carryforwards of Group companies, which amount to Euros 66,364 thousand (Euros 55,282 thousand at 31 December 2018).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

•Grifols Shared Services North America, Inc. and subsidiaries: notification of an inspection of State Income Tax in North Carolina and New York states (fiscal years 2012 to 2015). During 2017, this inspection was closed without any significant adjustment.

•Grifols Shared Services North America, Inc. and subsidiaries: In 2018 notification of an inspection was received relating to the State Income Tax for the fiscal year 2016.

•Grifols, S.A., Grifols Movaco, S.A., Diagnostic Grifols, S.A. and Instituto Grifols, S.A: In 2019 notification of an inspection has been received from 2014 to 2016 for corporate income tax and from 2015 to 2016 for VAT and withholding tax.

Group management does not expect any significant liability to derive from these inspections.